Fair Value (Details) - Schedule of the Assets and Liabilities that are Measured at Fair Value on a Recurring Basis - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Assets measured at fair value:
Fair value	$ 806,380	$ 537,635
Foreign governments [Member]
Assets measured at fair value:
Fair value	12,399	8,022
Corporate Bonds [Member]
Assets measured at fair value:
Fair value	753,191	481,059
Fixed maturity available for sale securities [Member]
Assets measured at fair value:
Fair value	765,590	489,081
Equity Securities [Member]
Assets measured at fair value:
Fair value	26,208	31,410
Other Investments [Member]
Assets measured at fair value:
Fair value	11,060	12,237
Equity-method investments measured at fair value [Member]
Assets measured at fair value:
Fair value	3,522	4,907
Derivative financial liabilities (Earnout Shares) [Member]
Liabilities measured at fair value:
Derivative financial liabilities (Earnout Shares)	17,290
Derivative financial liabilities (Warrants and Earnout Shares) [Member]
Liabilities measured at fair value:
Derivative financial liabilities (Earnout Shares)		23,805
Level 1 [Member]
Assets measured at fair value:
Fair value	269,839	125,012
Level 1 [Member] | Foreign governments [Member]
Assets measured at fair value:
Fair value	2,915	1,235
Level 1 [Member] | Corporate Bonds [Member]
Assets measured at fair value:
Fair value	240,716	99,731
Level 1 [Member] | Fixed maturity available for sale securities [Member]
Assets measured at fair value:
Fair value	243,631	100,966
Level 1 [Member] | Equity Securities [Member]
Assets measured at fair value:
Fair value	26,208	24,046
Level 1 [Member] | Other Investments [Member]
Assets measured at fair value:
Fair value
Level 1 [Member] | Equity-method investments measured at fair value [Member]
Assets measured at fair value:
Fair value
Level 1 [Member] | Derivative financial liabilities (Earnout Shares) [Member]
Liabilities measured at fair value:
Derivative financial liabilities (Earnout Shares)
Level 1 [Member] | Derivative financial liabilities (Warrants and Earnout Shares) [Member]
Liabilities measured at fair value:
Derivative financial liabilities (Earnout Shares)
Level 2 [Member]
Assets measured at fair value:
Fair value	533,019	400,352
Level 2 [Member] | Foreign governments [Member]
Assets measured at fair value:
Fair value	9,484	6,787
Level 2 [Member] | Corporate Bonds [Member]
Assets measured at fair value:
Fair value	512,475	381,328
Level 2 [Member] | Fixed maturity available for sale securities [Member]
Assets measured at fair value:
Fair value	521,959	388,115
Level 2 [Member] | Equity Securities [Member]
Assets measured at fair value:
Fair value
Level 2 [Member] | Other Investments [Member]
Assets measured at fair value:
Fair value	11,060	12,237
Level 2 [Member] | Equity-method investments measured at fair value [Member]
Assets measured at fair value:
Fair value
Level 2 [Member] | Derivative financial liabilities (Earnout Shares) [Member]
Liabilities measured at fair value:
Derivative financial liabilities (Earnout Shares)
Level 2 [Member] | Derivative financial liabilities (Warrants and Earnout Shares) [Member]
Liabilities measured at fair value:
Derivative financial liabilities (Earnout Shares)		10,005
Level 3 [Member]
Assets measured at fair value:
Fair value	3,522	12,271
Level 3 [Member] | Foreign governments [Member]
Assets measured at fair value:
Fair value
Level 3 [Member] | Corporate Bonds [Member]
Assets measured at fair value:
Fair value
Level 3 [Member] | Fixed maturity available for sale securities [Member]
Assets measured at fair value:
Fair value
Level 3 [Member] | Equity Securities [Member]
Assets measured at fair value:
Fair value		7,364
Level 3 [Member] | Other Investments [Member]
Assets measured at fair value:
Fair value
Level 3 [Member] | Equity-method investments measured at fair value [Member]
Assets measured at fair value:
Fair value	3,522	4,907
Level 3 [Member] | Derivative financial liabilities (Earnout Shares) [Member]
Liabilities measured at fair value:
Derivative financial liabilities (Earnout Shares)	$ 17,290
Level 3 [Member] | Derivative financial liabilities (Warrants and Earnout Shares) [Member]
Liabilities measured at fair value:
Derivative financial liabilities (Earnout Shares)		$ 13,800